Shareholder Report, Holdings (Details)	Dec. 31, 2025
Empower Securefoundation® Balanced Fund - Class L | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.84%
Empower Securefoundation® Balanced Fund - Class L | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	20.94%
Empower Securefoundation® Balanced Fund - Class L | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Empower Securefoundation® Balanced Fund - Class L | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.57%
Empower Securefoundation® Balanced Fund - Class L | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Empower Securefoundation® Balanced Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Securefoundation® Balanced Fund - Class L | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.69%
Empower Securefoundation® Balanced Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Securefoundation® Balanced Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	34.84%
Empower Securefoundation® Balanced Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.94%
Empower Securefoundation® Balanced Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.69%
Empower Securefoundation® Balanced Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.57%
Empower Securefoundation® Balanced Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Empower Securefoundation® Balanced Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.84%
Empower Securefoundation® Balanced Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	20.94%
Empower Securefoundation® Balanced Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Empower Securefoundation® Balanced Fund - Institutional Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.57%
Empower Securefoundation® Balanced Fund - Institutional Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Empower Securefoundation® Balanced Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Securefoundation® Balanced Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.69%
Empower Securefoundation® Balanced Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Securefoundation® Balanced Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	34.84%
Empower Securefoundation® Balanced Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.94%
Empower Securefoundation® Balanced Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.69%
Empower Securefoundation® Balanced Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.57%
Empower Securefoundation® Balanced Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Empower Securefoundation® Balanced Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.84%
Empower Securefoundation® Balanced Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	20.94%
Empower Securefoundation® Balanced Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Empower Securefoundation® Balanced Fund - Investor Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.57%
Empower Securefoundation® Balanced Fund - Investor Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Empower Securefoundation® Balanced Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Securefoundation® Balanced Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.69%
Empower Securefoundation® Balanced Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Securefoundation® Balanced Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	34.84%
Empower Securefoundation® Balanced Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.94%
Empower Securefoundation® Balanced Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.69%
Empower Securefoundation® Balanced Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.57%
Empower Securefoundation® Balanced Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Empower Securefoundation® Balanced Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.84%
Empower Securefoundation® Balanced Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	20.94%
Empower Securefoundation® Balanced Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Empower Securefoundation® Balanced Fund - Service Class | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.57%
Empower Securefoundation® Balanced Fund - Service Class | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Empower Securefoundation® Balanced Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Securefoundation® Balanced Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.69%
Empower Securefoundation® Balanced Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Securefoundation® Balanced Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	34.84%
Empower Securefoundation® Balanced Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.94%
Empower Securefoundation® Balanced Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.69%
Empower Securefoundation® Balanced Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.57%
Empower Securefoundation® Balanced Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Empower Securefoundation® Balanced Fund - Class A | Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	37.79%
Empower Securefoundation® Balanced Fund - Class A | Vanguard S&P 500® ETF [Member]
Holdings [Line Items]
Percent of Total Investments	19.64%
Empower Securefoundation® Balanced Fund - Class A | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.22%
Empower Securefoundation® Balanced Fund - Class A | Vanguard S&P Mid-Cap 400® ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.87%
Empower Securefoundation® Balanced Fund - Class A | Vanguard Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.44%
Empower Securefoundation® Balanced Fund - Class A | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Empower Securefoundation® Balanced Fund - Class A | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Empower Securefoundation® Balanced Fund - Class A | Federated Hermes Government Obligations Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower Securefoundation® Balanced Fund - Class A | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	37.79%
Empower Securefoundation® Balanced Fund - Class A | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.64%
Empower Securefoundation® Balanced Fund - Class A | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.58%
Empower Securefoundation® Balanced Fund - Class A | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.87%
Empower Securefoundation® Balanced Fund - Class A | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.44%
Empower Securefoundation® Balanced Fund - Class A | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.68%